FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-        FAIR VALUE MEASUREMENTS

The Company adopted the provision of ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") on January 1, 2008.  ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance. ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In accordance with ASC 820, the Company measures its Investment in Evogene and embedded derivatives in connection with research and development funding arrangement at fair value.

Investment in Evogene is classified within Level 1 since it is valued using quoted market prices.

The embedded derivatives are classified within Level 3 as they are valued using valuation techniques where significant inputs are unobservable in the market.

The Company's financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2014 (Unaudited)
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$1,858	$1,858	$-	$-
Embedded Derivatives	(12,442)	-	-	(12,442)

	December 31, 2013
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Investment in Evogene	$4,565	$4,565	$-	$-
Embedded Derivatives	(12,431)	-	-	(12,431)

The changes in Level 3 liabilities measured at fair value on a recurring basis (included within research and development funding arrangement account):

Fair value of embedded derivatives

Balance at December 31, 2013 *)	12,431

Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	11

Balance at June 30, 2014 (unaudited) *)	12,442

*)	The amount on the balance sheets of the research and development funding arrangement includes also a cash consideration of $ 632 and $ 758 as of June 30, 2014 and December 31, 2013, respectively.